Related Party Transactions - Schedule of Trade Transactions with a Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Won Fittings Company Limited	$ 81,538	$ 80,385	$ 76,923